NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Basic Net Income (Loss) per share
Net Income (Loss) applicable to shareholders	$ (54,749)	$ (33,481)
Weighted average number of shares outstanding	37,495,818	35,506,689
Net Income (Loss) per share	$ (1.46)	$ (0.94)
Diluted Net Income (Loss) per share
Net Income (Loss)	$ (54,749)	$ (33,481)
Weighted average number of shares outstanding	37,495,818	35,506,689
Dilutive effect of warrants
Dilutive effect of stock options
Adjusted weighted average number of shares outstanding	37,495,818	35,506,689
Net Income (Loss) per share	$ (1.46)	$ (0.94)
Stock Options [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	2,529,088
Warrants [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	31,562